                     VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

October 11, 2005

Dear Shareholder:

     We are writing to notify you again of a special meeting (the "Special Meeting") of the preferred shareholders of Van Kampen California Municipal Trust ("California Municipal Trust") which has been adjourned to a new date of November 22, 2005 and to announce a new record date for preferred shareholders entitled to vote at the meeting. The Special Meeting will be held at the offices of Van Kampen Investments Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 at 9:00 a.m. Central Time. The purpose of the Special Meeting is:

     1. To approve an Agreement and Plan of Reorganization between California Municipal Trust and Van Kampen California Value Municipal Income Trust (the "Acquiring Fund"), the termination of California Municipal Trust's registration under the Investment Company Act of 1940, as amended, and the dissolution of California Municipal Trust under applicable state law; and

     2. To transact such other business as may properly be presented at the adjourned Special Meeting or any further adjournment thereof.

     A Notice of Joint Special Meeting of Shareholders dated May 6, 2005 (the "Original Notice") was previously mailed to shareholders of California Municipal Trust. Proposal 2 in the Original Notice regarding the election of four trustees of California Municipal Trust passed at the initial Special Meeting of shareholders of California Municipal Trust held on June 22, 2005. Proposals 1.b., 1.c. and 3. in the Original Notice with respect to the reorganizations of Van Kampen California Quality Municipal Trust into the Acquiring Fund and of Van Kampen Trust for Investment Grade California Municipals into the Acquiring Fund and the issuance of additional common shares by the Acquiring Fund as part of all reorganizations presented in the proxy materials passed at an adjourned Special Meeting held on July 22, 2005. The reorganizations of Van Kampen California Quality Municipal Trust into the Acquiring Fund and of Van Kampen Trust for Investment Grade California Municipals into the Acquiring Fund were completed on July 29, 2005. At an adjourned Special Meeting of shareholders of California Municipal Trust held on September 23, 2005, Proposal 1.a. in the Original Notice passed with respect to the holders of common shares of California Municipal Trust voting as a separate class from the holders of preferred shares. The Board of Trustees of California Municipal Trust has further adjourned the Special Meeting with respect to the preferred shareholder separate class vote on Proposal 1.a. in the Original Notice (which is listed as Proposal 1. above) to November 22, 2005 to allow additional time to solicit votes from preferred shareholders of California Municipal Trust in connection with the proposed reorganization into the Acquiring Fund.

     In addition, the Board of Trustees of California Municipal Trust has established a new record date of October 7, 2005 for holders of preferred shares of California Municipal Trust entitled to vote at the adjourned Special Meeting. Only preferred shareholders of record at the close of business on the new record date are entitled to notice of and to vote at the adjourned Special Meeting (and any further adjournments thereof). The information in this letter amends the Original Notice, the Joint Proxy Statement/Prospectus and any other information about the meeting previously delivered to you.

     - WHETHER OR NOT YOU HAVE PREVIOUSLY VOTED YOUR SHARES, please disregard any proxy card that you may have received previously and cast your vote on the enclosed proxy card by following the directions thereon. You may also cast your vote by telephone or internet using the instructions provided on the enclosed proxy card. PROXIES FOR PREFERRED SHARES OF CALIFORNIA MUNICIPAL TRUST PREVIOUSLY VOTED ON PROPOSAL 1.A. IN THE ORIGINAL NOTICE (WHETHER VOTED ON A PROXY CARD, BY TELEPHONE OR VIA THE INTERNET) WILL NOT BE COUNTED ON PROPOSAL 1. ABOVE, SO EVEN IF YOU PREVIOUSLY VOTED ON SUCH PROPOSAL, PLEASE VOTE AGAIN. The Board of Trustees of California Municipal Trust recommend a vote "FOR" the reorganization and subsequent dissolution and termination of registration of California Municipal Trust, for the reasons discussed in the Joint Proxy Statement/Prospectus. If you have any questions, please contact the Van Kampen Client Relations Department at 1-800-341-2929.

            PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE.

     At the close of business on October 7, 2005, California Municipal Trust had outstanding 3,257,560 common shares and 400 preferred shares. At the close of business on October 7, 2005, the Acquiring Fund had outstanding 19,982,083 common shares and 7,200 preferred shares. As of such date, to the knowledge of California Municipal Trust and the Acquiring Fund (the "Funds"), no shareholder owned beneficially more than 5% of the outstanding common shares of California Municipal Trust or the Acquiring Fund.

     The table below indicates the number of common shares of the Funds owned beneficially by Rod Dammeyer, a trustee of the Funds, as of October 7, 2005, and the percentage that such common shares represent of the total common shares outstanding for such Funds.

-------------------------------------------------------------------------------------------------
                                                                              COMMON SHARES
                                                                               OWNED AS A
                                                                              PERCENTAGE OF
                                                                              COMMON SHARES
FUND                                                 COMMON SHARES OWNED       OUTSTANDING
-------------------------------------------------------------------------------------------------
 California Municipal Trust......................           80,750                2.48%
-------------------------------------------------------------------------------------------------
 Acquiring Fund..................................          215,007                1.08%
-------------------------------------------------------------------------------------------------

     To the knowledge of the Funds, no other trustee or executive officer owned, directly or beneficially, common shares of the Funds as of October 7, 2005, and no trustees or executive officers owned preferred shares of the Funds as of that date.

     The Acquiring Fund currently has three series of auction preferred shares. If the reorganization of California Municipal Trust into the Acquiring Fund is approved and completed, the Acquiring Fund will issue Series D APS in exchange for the preferred shares of California Municipal Trust, and the combined fund will have four series of auction preferred shares.

     The following table provides information about the dividend rates for California Municipal Trust's and the Acquiring Fund's preferred shares as of a recent remarketing or auction date, as applicable:

----------------------------------------------------------------------------------------------
REMARKETING/AUCTION DATE                               FUND/SERIES                   RATE
----------------------------------------------------------------------------------------------
 September 13, 2005                       California Municipal Trust                2.370%
----------------------------------------------------------------------------------------------
 October 5, 2005                          Acquiring Fund, Series A                  2.500%
----------------------------------------------------------------------------------------------
 September 27, 2005                       Acquiring Fund, Series B                  2.400%
----------------------------------------------------------------------------------------------
 September 13, 2005                       Acquiring Fund, Series C                  1.900%
----------------------------------------------------------------------------------------------

     The dividend rates in effect at the closing of the reorganization of California Municipal Trust into the Acquiring Fund will be the rate determined in the remarketing for California Municipal Trust's preferred shares most recently preceding such closing.

     Additionally, the following changes have occurred with respect to the trustees and executive officers of California Municipal Trust and the Acquiring Fund (each of which is a fund in the "Fund Complex"):

     (1) Effective September 22, 2005, Mitchell M. Merin has resigned as Trustee/Director/Managing General Partner and President of the funds in the Fund Complex and all references to him in the Joint Proxy Statement/Prospectus are hereby deleted.

     (2) Effective September 22, 2005, Ronald E. Robison was named President of the funds in the Fund Complex.

     (3) Effective September 22, 2005, Richard F. Powers III has resigned as Trustee/Director/Managing General Partner of the funds in the Fund Complex and all references to him in the Joint Proxy
         Statement/Prospectus are hereby deleted.

     (4) In the section entitled "OTHER INFORMATION--Executive Officers of the Funds," under the list of officers, Phillip G. Goff replaces James W. Garrett as follows:

------------------------------------------------------------------------------------------------------------
 Phillip G. Goff (41)              Chief Financial          Officer       Executive Director of Morgan
 1 Parkview Plaza                  Officer and Treasurer    Since 2005    Stanley Investment Management
 Oakbrook Terrace, IL 60181                                               since June 2005. Chief
                                                                          Financial Officer and
                                                                          Treasurer of the funds in the
                                                                          Fund Complex since August
                                                                          2005. Prior to June 2005, Vice
                                                                          President and Chief Financial
                                                                          Officer of Enterprise Capital
                                                                          Management, Inc., an
                                                                          investment holding company.
------------------------------------------------------------------------------------------------------------

     To the extent the information in the Original Notice and Joint Proxy Statement/Prospectus has not been amended by this letter, such information remains applicable to this solicitation of proxies and the Special Meeting of shareholders. If you would like another copy of the Joint Proxy
Statement/Prospectus, please contact us at 1-800-341-2929.

     We appreciate your careful and prompt consideration of this matter.

Sincerely,

Van Kampen California Municipal Trust

                                        3